Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000014260
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Income Opportunities Portfolio
Without Sales Load [Member] | C000014260
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%	6.46%	5.71%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%	2.29%
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.03%	5.48%	5.80%
EATON VANCE Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	8.03%	5.47%	5.80%